Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Beginning balance	44,090,965
Number of options, Granted	24,966,000
Number of options, Forfeited	(11,552,558)
Number of options, Exercised	(22,744,448)
Number of options, Ending balance	34,759,959	44,090,965
Number of options, Vested and expect to vest, Ending balance	34,759,959
Number of options, Exercisable, Ending balance	12,708,983
Weighted average exercise price, Beginning balance	$ 0.19
Weighted average exercise price, Granted	0.0014
Weighted average exercise price, Forfeited	0.0014
Weighted average exercise price, Exercised	0.07
Weighted average exercise price, Ending Balance	0.20	$ 0.19
Weighted average exercise price, Vested and expect to vest, Ending balance	0.20
Weighted average exercise price, Exercisable, Ending balance	$ 0.54
Weighted average remaining contract life, Beginning balance	7 years 4 months 9 days	5 years 7 months 13 days
Weighted average exercise price, Vested and expect to vest, Ending balance	7 years 4 months 9 days
Weighted average remaining contract life, Exercisable, Ending balance	4 years 5 months 23 days
Weighted average grant date fair value, Beginning balance	$ 0.91
Weighted average grant date fair value, Granted	2.61
Weighted average grant date fair value, Forfeited	3.34
Weighted average grant date fair value, Exercised	0.35
Weighted average grant date fair value, Ending balance	0.30	$ 0.91
Weighted average grant date fair value, Vested and expect to vest, Ending balance	0.30
Weighted average grant date fair value, Exercisable, Ending balance	$ 0.82
Aggregate intrinsic value, Ending balance	$ 3,210,349	$ 217,347,100
Aggregate intrinsic value, Vested and expect to vest, Ending balance	3,210,349
Aggregate intrinsic value, Exercisable, Ending balance	$ 482,247